UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2009

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Skystone Advisors LLC
Address:              Two International Place
                      18th Floor
                      Boston, MA 02110

Form 13F File Number: 028-12366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Kerry Nelson
Title:                Managing Member
Phone:                (617) 603-2081

Signature, Place, and Date of Signing:

/s/ Kerry Nelson                   Boston, MA                  May 15, 2009
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Confidential information has been omitted from this public Form 13F and has been filed separately with the SEC, along with a request for confidential treatment.

No.:     13F File Number:         Name:
1        028-12374                Kerry Nelson

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     25,878
                                            (x$1000)

                                  FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: SKYSTONE ADVISORS LLC
                                        As of 03/31/09

  Column 1                    Column 2    Column 3   Column 4         Column 5       Column 6    Column 7    Column 8

  Name of                     Title of     CUSIP      Value     Shares or  SH/ PUT/  Investment  Other        Voting
  Issuer                       Class       Number    (x$1000)   Principal  PRN CALL  Discretion  Managers    Authority
                                                                Amount

                                                                                                             Sole      Shared  None

AMERICAN DENTAL PARTNERS      COM          025353103    8,363   1,255,755  SH        DEFINED     1          1,255,755
HARVARD BIOSCIENCE INC        COM          416906105   11,160   3,744,819  SH        DEFINED     1          3,744,819
HOLOGIC INC                   COM          436440101      262      20,000  SH        DEFINED     1             20,000
SPORT SUPPLY GROUP INC DEL    COM          84916A104    5,939   1,054,927  SH        DEFINED     1          1,054,927
VALASSIS COMMUNICATIONS INC   COM          918866104      154      98,050  SH        DEFINED     1             98,050
